Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2019 $	2018 $
Deferred income tax assets (liability)
Non-capital losses carried forward	344,000	255,710
Marketable securities	14,000	19,681
Resource pool	21,000	15,257
Asset retirement obligation	1,000	1,039
Total gross deferred income tax assets	378,000	289,609
Valuation allowance	378,000	289,609
Net deferred income tax asset	-	-